Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Jun. 30, 2012	Jun. 01, 2009	Oct. 28, 2012 Location	Jun. 29, 2012	Jan. 29, 2012 Location	Jun. 29, 2012 Customer Relationships	Jun. 29, 2012 Peachtree Business Products LLC	May 02, 2011 Rexford Albany Municipal Supply Company Incorporated Location
Business Acquisition [Line Items]
Business acquisition, purchase price		$ 16					$ 196	$ 21
Number of location			630		640			4
Estimated fair value of net assets acquired, net of liabilities assumed		18
Bargain purchase gain		2
Business acquisition, goodwill recorded				129
Business acquisition, definite-lived intangible assets recorded				53		50
Business acquisition, property & equipment recorded				12
Business acquisition, net working capital recorded				8
Business acquisition, deferred tax liabilities recorded			6	6
Business acquisition, goodwill expected to be deductible for tax purposes				$ 47
Definite-lived intangible asset, average useful life	11 years